ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of Consolidated Financial Information of the Group's VIEs and Non-VIEs were Included in the Accompanying Consolidated Financial Statements of the Group) (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
VIE arrangements [Line Items]
Total assets	¥ 977,420		¥ 953,023		$ 150,226
Total liabilities	811,461		838,002		$ 124,719
Net (loss) income	45,925	$ 7,060	(37,018)	¥ 64,356
Consolidated variable interest entity without recourse [Member]
VIE arrangements [Line Items]
Total assets	706,096		750,264
Total liabilities	553,936		521,375
Net revenue	426,118		409,391	385,819
Net (loss) income	¥ 41,636		¥ (12,805)	¥ 370,818